TAXATION - Movement of Valuation Allowance (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement of Valuation Allowance
Balance at beginning of the year	$ 122,624	$ 169,422	$ 67,769
Additions	77,016	97,727	108,347
Reversals	(11,435)	(144,525)	(6,694)
Balance at end of the year	$ 188,205	$ 122,624	$ 169,422